Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule
The following are the contractual maturities of financial obligations as at December 31, 2021:

	Carrying amount	Contractual cash flows	< 1 year	1-3 years	4-5 years	>5 years
Accounts payable and accrued liabilities	$99,238	$99,238	$99,238	$—	$—	$—
Short-term debt (note 14)	12,965	12,965	12,965	—	—	—
Term loan facilities (note 15(a))	53,516	59,514	12,189	26,713	20,075	537
Other bank financing (note 15(c))	1,231	1,236	690	137	273	136
Capital lease obligations (note 15(d))	1,655	1,726	587	888	251	—
Long-term royalty payable (note 16)	9,947	13,489	5,200	5,438	2,851
Operating lease commitments (note 13)	28,552	32,823	4,190	6,587	4,597	17,449
	$207,104	$220,991	$135,059	$39,763	$28,047	$18,122